Restructuring and Asset Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Asset Impairment Charges [Abstract]
Schedule of activities related to the restructuring program
	Employee severance and related benefits	Asset Impairment	Costs associated with Exit and Disposal Activities	Total
Total restructuring charges	$2,233	$23,865	$844	$26,942
Charges against the reserve	—	(23,571)	—	(23,571)
Cash payment	(826)	(294)	(14)	(1,134)
Balance at December 31, 2022	$1,407	$—	$830	$2,237